Fair value measurements - Fair Value, Level 3 Assets and liabilities Measured on Recurring Basis, Unrealized Gains (Losses) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	¥ 59	[1]	¥ (61)	[1]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	(164)	[1]	(63)	[1]
Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]
Total trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]
Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	0	[1]
Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	0	[1]
Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	(162)	[1]	(63)	[1]
Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]
Trading assets and private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(4)	[1]	(12)	[1]
Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	1	[1]	(2)	[1]
Private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(10)	[1]	(12)	[1]
Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]
Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	2	[1]	2	[1]
Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(3)	[1]
Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	1	[1]	3	[1]
Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]
Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	1	[1]
Collateralized debt obligations ("CDO") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(1)	[1]
Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	2	[1]	0	[1]
Derivative [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	39	[1],[2]	(44)	[1],[2]
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	7	[1],[2]	(6)	[1],[2]
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	24	[1],[2]	(9)	[1],[2]
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	12	[1],[2]	(45)	[1],[2]
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(4)	[1],[2]	16	[1],[2]
Commodity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1],[2]	0	[1],[2]
Subtotal Assets [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	35	[1]	(56)	[1]
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(3)	[1]
Non-trading debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]
Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	¥ 24	[1],[3]	¥ (2)	[1],[3]

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Noninterest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[3]	Includes the impact of the refined fair value measurement of certain investments in unlisted equity securities.